Intangible Assets (Composition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets [Line Items]
Balance at beginning of period	$ 671
Balance at end of period	652	$ 671
Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	1,041	1,067
Additions	18	16
Disposals		(2)
Translation differences	(13)	(40)
Balance at end of period	1,046	1,041
Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	370	345
Disposals		(1)
Amortization for the year	28	30
Translation differences	(4)	(10)
Impairment of intangible assets		6
Balance at end of period	394	370
Goodwill [Member]
Intangible assets [Line Items]
Balance at beginning of period	309
Balance at end of period	302	309
Goodwill [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	331	348
Additions	0	0
Disposals		0
Translation differences	(8)	(17)
Balance at end of period	323	331
Goodwill [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	22	22
Disposals		0
Amortization for the year	0	0
Translation differences	(1)	0
Impairment of intangible assets		0
Balance at end of period	21	22
Concessions and mining rights [Member]
Intangible assets [Line Items]
Balance at beginning of period	142
Balance at end of period	139	142
Concessions and mining rights [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	210	216
Additions	0	0
Disposals		0
Translation differences	(1)	(6)
Balance at end of period	209	210
Concessions and mining rights [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	68	63
Disposals		0
Amortization for the year	2	5
Translation differences	0	0
Impairment of intangible assets		0
Balance at end of period	70	68
Trademarks [Member]
Intangible assets [Line Items]
Balance at beginning of period	62
Balance at end of period	58	62
Trademarks [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	88	91
Additions	0	0
Disposals		0
Translation differences	(2)	(3)
Balance at end of period	86	88
Trademarks [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	26	24
Disposals		0
Amortization for the year	3	3
Translation differences	(1)	(1)
Impairment of intangible assets		0
Balance at end of period	28	26
Technology / patents [Member]
Intangible assets [Line Items]
Balance at beginning of period	36
Balance at end of period	32	36
Technology / patents [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	75	80
Additions	0	1
Disposals		0
Translation differences	0	(6)
Balance at end of period	75	75
Technology / patents [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	39	35
Disposals		0
Amortization for the year	5	5
Translation differences	(1)	(4)
Impairment of intangible assets		3
Balance at end of period	43	39
Customer relationships [Member]
Intangible assets [Line Items]
Balance at beginning of period	73
Balance at end of period	62	73
Customer relationships [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	178	183
Additions	0	0
Disposals		0
Translation differences	(2)	(5)
Balance at end of period	176	178
Customer relationships [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	105	94
Disposals		0
Amortization for the year	10	10
Translation differences	(1)	(2)
Impairment of intangible assets		3
Balance at end of period	114	105
Exploration and evaluation assets [Member]
Intangible assets [Line Items]
Balance at beginning of period	14
Balance at end of period	18	14
Exploration and evaluation assets [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	39	39
Additions	5	1
Disposals		0
Translation differences	0	(1)
Balance at end of period	44	39
Exploration and evaluation assets [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	25	25
Disposals		0
Amortization for the year	1	1
Translation differences	0	(1)
Impairment of intangible assets		0
Balance at end of period	26	25
Computer application [Member]
Intangible assets [Line Items]
Balance at beginning of period	24
Balance at end of period	31	24
Computer application [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	87	76
Additions	12	13
Disposals		0
Translation differences	0	(2)
Balance at end of period	99	87
Computer application [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	63	61
Disposals		0
Amortization for the year	5	4
Translation differences	0	(2)
Impairment of intangible assets		0
Balance at end of period	68	63
Other Intangible Assets [Member]
Intangible assets [Line Items]
Balance at beginning of period	11
Balance at end of period	10	11
Other Intangible Assets [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	33	34
Additions	1	1
Disposals		(2)
Translation differences	0	0
Balance at end of period	34	33
Other Intangible Assets [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	22	21
Disposals		(1)
Amortization for the year	2	2
Translation differences	0	0
Impairment of intangible assets		0
Balance at end of period	$ 24	$ 22